Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities.
Lease liabilities

24. Lease liabilities

	December 31,		December 31,
	2023	2022	2023	2022

	(Euro, in thousands)		(Euro, in thousands)
	Lease payments		Present value of lease payments
Lease liabilities

Within one year	€4,779	€7,507	€4,652	€7,209
In the second to fifth years inclusive	5,031	14,401	4,944	14,100
After five years	—	609	—	592
	€9,810	€22,517	€9,596	€21,901

Less future finance charges	214	616
Present value of lease liabilities	€9,596	€21,901

Less amount due for settlement within 12 months	4,652	7,209	4,652	7,209
Amount due for settlement after 12 months	€4,944	€14,692	€4,944	€14,692